TCW\DW LATIN AMERICAN GROWTH FUND
                     Two World Trade Center
                    New York, New York 10048
                         (212) 392-1600


                                        July 31, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  TCW\DW Latin American Growth Fund
     File #33-46515
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 22, 1997.


                                        Very truly yours,




                                        Carsten Otto
                                        Assistant Secretary



cc: Randolph Koch
    Barry Fink